PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2013
Cost:
Computer equipment	$1,094	$924
Office furniture and laboratory equipment	1,397	1,320
Leasehold improvements	660	660

	3,151	2,904
Accumulated depreciation:
Computer equipment	794	660
Office furniture and laboratory equipment	1,072	937
Leasehold improvements	463	433

	2,329	2,030

Depreciated cost	$822	$874